Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
 Income Taxes

With the exception of certain subsidiaries in our Terminals Segment, the Partnership is not subject to U.S. federal or state income taxes as such income taxes are generally borne by our unitholders through the allocation of our taxable income (loss) to them. The State of Texas does impose a franchise tax that is assessed on the portion of our taxable margin which is apportioned to Texas.

Income tax (expense) benefit for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
Current income tax expense	$(521)	$(648)	$(146)
Deferred income tax expense	(2,057)	(1,240)	(711)

Effective income tax rate	5.7%	1.0%	1.2%

A reconciliation of our expected income tax (expense) benefit calculated at the U.S. federal statutory rate of 34% to our actual tax (expense) for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
Net income (loss) before income tax expense	$(45,427)	$(182,922)	$(68,824)
US Federal statutory tax rate	34%	34%	34%
Federal income tax (expense) benefit at statutory rate	15,445	62,193	23,400
Reconciling items:
Partnership loss not subject to income tax (benefit)	(17,218)	(63,083)	(23,759)
State and local tax expense	(800)	(857)	(459)
Other	(5)	(141)	(39)
Income tax expense	$(2,578)	$(1,888)	$(857)

The Partnership’s deferred tax assets and liabilities as of December 31, 2016 and 2015 are summarized below:

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$6,300	$7,570
Other	577	493
Total deferred tax assets	6,877	8,063
Deferred tax liabilities:
Property, plant and equipment	(15,082)	(14,236)
Deferred income tax liability, net	$(8,205)	$(6,173)

As of December 31, 2016, certain subsidiaries in our Terminals Segment had net operating loss carryforwards for federal income tax purposes of approximately $16.1 million which begin to expire in 2028.

We recognize the tax benefits from uncertain tax positions if it is more likely than not that the position will be sustained on examination by the taxing authorities. As of December 31, 2016, we have not recognized tax benefits relating to uncertain tax positions.

The preparation of our income tax returns requires the use of management's estimates and interpretations which may be subjected to review by the respective taxing authorities and may result in an assessment of additional taxes, penalties and interest. Tax years subsequent to 2010 remain subject to examination by federal and state taxing authorities.